FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Marketable securities	$ 59,940	$ 71,738
Level 2 [member]
Financial assets:
Marketable securities	$ 59,940	$ 71,738